Credit commitments (Tables)	12 Months Ended
Dec. 31, 2012
Credit Commitments [Abstract]
Credit commitments

	December 31, 2012
(Millions of dollars)	Consolidated	Machinery and Power Systems	Financial Products
Credit lines available:
Global credit facilities	$10,000	$2,750	$7,250
Other external	5,125	728	4,397
Total credit lines available	15,125	3,478	11,647
Less: Commercial paper outstanding	(3,654)	—	(3,654)
Less: Utilized credit	(2,501)	(481)	(2,020)
Available credit	$8,970	$2,997	$5,973